SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of assumptions used to determine the fair value of the options

As of December 31,
2020
Expected volatility	37%~41%
Risk-free interest rate (per annum)	1.7%~2.3%
Exercise multiples	2.2
Expected dividend yield	0.00%
Fair value of underlying ordinary shares	US$4.08~5.79
Fair value of share option	US$3.32~5.03

Summary of share option activities under the Option Plans

			Weighted
		Weighted	Average	Weighted
		Average	Remaining	Average	Aggregate
	Number	Exercise	Contract Life	Grant Date	Intrinsic
	of Options	Price	(years)	Fair Value	Value
		US$		US$	US$
Outstanding at January 1, 2022	23,658,649	0.50	5.45	1.69	52,644
Exercised	(12,030,257)	0.22		0.76
Forfeited	(1,224,032)	0.80		3.38
Outstanding at December 31, 2022	10,404,360	0.67	5.06	2.11	11,219
Vested and expect to vest at December 31, 2022	10,404,360	0.67	5.06	2.11	11,219
Exercisable at December 31, 2022	8,483,792	0.62	4.44	1.76	9,560

Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of restricted shares activity

	Number of	Weighted Average
	Restricted Share	Grant Date
	Units	Fair Value
		US$
Nonvested at January 1, 2022	20,437,584	4.98
Granted	13,178,072	2.02
Vested	(6,553,603)	4.67
Forfeited	(7,432,124)	4.19
Nonvested at December 31, 2022	19,629,929	3.39
Expected to vest at December 31, 2022	19,629,929	3.39

JD Employee Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of restricted shares activity

	Number of
	Restricted Share	Weighted Average
	Units	Fair Value
		US$
Nonvested at January 1, 2022	29,429	20.93
Vested	(29,429)	20.93
Nonvested at December 31, 2022	—	—